Other Assets	12 Months Ended
Dec. 31, 2021
Other Assets [Abstract]
Other Assets

19. Other assets

	December 31, 2021	December 31, 2020
Prepayments	3,281,382	6,679,168
Tax advances	1,894,212	2,364,960
Advances to personnel	730,848	570,638
Advances to suppliers of goods	506,322	241,658
Other miscellaneous assets	284,984	417,552
Foreclosed assets	14,410	24,027
Others	146,478	87,992

TOTAL	6,858,636	10,385,995